FINANCIAL RISK MANAGEMENT	12 Months Ended
Jun. 30, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

28.FINANCIAL RISK MANAGEMENT

The Group’s activities expose it to a variety of financial risks such as credit risk, market risk (including foreign currency risk and interest rate risk) and liquidity risk.  The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.  The Group uses different methods to measure the different types of risk to which it is exposed.  These methods include sensitivity analysis in the case of foreign exchange, interest rate and aging analysis for credit risk.

Risk management is managed by the Executive under guidance provided by the Board of Directors via its Audit Committee, which provides guidance for overall risk management, as well as policies covering specific areas, such as credit risk, foreign exchange risk and interest rate risk.  The Committee identifies and evaluates financial risks in close cooperation with the Group’s executive management.

The Group’s principal financial instruments comprise cash and cash equivalents.  The Group also has other financial assets and liabilities, such as trade receivables and payables, which arise directly from its operations.

The Group does not typically enter into derivative transactions, such as interest rate swaps or forward currency contracts.  It is, and has been throughout the period under review, the Group’s policy that no trading in financial instruments shall be undertaken.  The main risks arising from the Group’s financial instruments are credit risk exposures, foreign currency risk, interest rate risk and liquidity risk.  The policies for managing each of these risks are summarized below.

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

The Group holds the following financial instruments:

	Consolidated
	2018	2017
	$	$

Financial assets
Cash at bank / on hand	5,487,035	10,988,255
Trade and other receivables	301,383	426,272
Performance bond and deposits	3,505	3,376

Total financial assets	5,791,923	11,417,903

Financial liabilities
Trade and other payables	945,130	898,103

Total financial liabilities	945,130	898,103

Credit risk

The Group’s credit risk is managed on a Group basis.  Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions. Other receivables represent amounts accrued for which reimbursement will be applied for from the Australian Taxation Authority under the Governments Research & Development grant. The maximum exposures to credit risk at June 30, 2018 in relation to each class of recognized financial asset is the carrying amount of those assets, as indicated in the balance sheet.

Financial assets included on the balance sheet that potentially subject the Group to concentration of credit risk consist principally of cash and cash equivalents and trade receivables.  In accordance with the guidelines of the Group’s Short Term Investment Policy, the Group minimizes this concentration of risk by placing its cash and cash equivalents with financial institutions that maintain superior credit ratings in order to limit the degree of credit exposure.  For banks and financial institutions, only independently-rated parties with a minimum rating of “A-1” are accepted.  The Group has also established guidelines relative to credit ratings, diversification and maturities that seek to maintain safety and liquidity.  The Group does not require collateral to provide credit to its customers. On April 1, 2017, a change to the billing policy for the BREVAGenplus® test was introduced whereby the test is now only provided on a patient self-pay basis. This is in contrast to prior periods, whereby once a BREVAGenTM or BREVAGenplus® test had been performed, historically a patient elected to self-pay or where applicable seek healthcare provider payment on receipt of the outcome of the test. The nature of this revenue recognition cycle increased the risk of credit exposure. The Group has not entered into any transactions that qualify as a financial derivative instrument.

The trade receivables balance is reflective of historical collection rates which are monitored on an ongoing basis and adjusted accordingly based on changing collection and test data. As at June 30, 2018, the balance of the Group’s total accrued net trade receivables was $10,503 (2017: $200,837 (refer Note 12)).

Credit risk further arises in relation to financial guarantees given by the Group to certain parties in respect of obligations of its subsidiaries.  Such guarantees are only provided in exceptional circumstances.

An analysis of the aging of trade and other receivables s is provided below:

	Consolidated
	2018	2017
	$	$
Net trade and other receivables
Current (less than 30 days)	294,454	426,272
31 days to 60 days	3142	—
61 days to 90 days (note)	783	—
Greater than 90 days (note)	3004	—

Total net trade and other receivables (Note 12)	301,383	426,272

Market risk

Foreign currency risk

The Group operates internationally and is exposed to foreign currency exchange risk, primarily with respect to the US dollar, through financial assets and liabilities.  It is the Group’s policy not to hedge these transactions as the exposure is considered to be minimal from a consolidated operations perspective.  Further, as the Group incurs expenses which are payable in US dollars, the financial assets that are held in US dollars provide a natural hedge for the Group.

Foreign exchange risk arises from planned future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency and net investments in foreign operations.  The risk is measured using sensitivity analysis and cash flow forecasting.

The Group has a Foreign Exchange Management Policy which was developed to establish a formal framework and procedures for the efficient management of the financial risks that impact on Genetic Technologies Limited through its activities outside of Australia, predominantly in the United States.  The policy governs the way in which the financial assets and liabilities of the Group that are denominated in foreign currencies are managed and any risks associated with that management are identified and addressed.  Under the policy, which is updated on a regular basis as circumstances dictate, the Group generally retains in foreign currency only sufficient funds to meet the expected expenditures in that currency.  Surplus funds are converted into Australian dollars as and when deemed appropriate by the Board in consultation with the CFO.

As at June 30, 2018, the Group held the following financial assets and liabilities that were denominated in foreign currencies:

Consolidated	Year	USD	EUR	CHF

Financial assets
Cash at bank / on hand	2018	2,154,291	28,952	—
	2017	6,203,335	30,852	—

Total financial assets	2018	2,154,291	28,952	—
	2017	6,203,335	30,852	—

Financial liabilities
Trade and other payables	2018	116,063	—	—
	2017	99,540	—	—

Total financial liabilities	2018	116,063	—	—
	2017	99,540	—	—

Notes:USD — United States dollarsEUR — European eurosCHF — Swiss francs

During the year ended June 30, 2018, the Australian dollar / US dollar exchange rate weakened by 3.7%, from 0.7686 at the beginning of the year to 0.7403 at the end of the year.

Based on the financial instruments held at June 30, 2018, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s loss for the year would have been $306,000 lower/ $250,000 higher (2017: loss $882,000 lower / loss $722,000 higher), mainly as a result of changes in the values of cash and cash equivalents which are denominated in US dollars, as detailed in the above tables.

Interest rate risk

The Group’s main interest rate risk arises in relation to its short-term deposits with various financial institutions.  If rates were to decrease, the Group may generate less interest revenue from such deposits.  However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Group has a Short Term Investment Policy which was developed to manage the Group’s surplus cash and cash equivalents.  In this context, the Group adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required.  Under the policy, the Group deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimize risk.

On a monthly basis, Management provides the Board with a detailed list of all cash and cash equivalents, showing the periods over which the cash has been deposited, the name and credit rating of the institution holding the deposit and the interest rate at which the funds have been deposited.

At June 30, 2018, if interest rates had changed by +/- 50 basis points from the year-end rates, with all other variables held constant, the Group’s loss for the year would have been $12,000 lower / higher (2017: loss $12,000 lower / higher), as a result of higher / lower interest income from cash and cash equivalents.  Consolidated equity for the Group would have been $12,000 higher / lower (2017: $12,000 higher / lower) mainly as a result of an increase / decrease in the fair value of cash and cash equivalents.

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Group is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	$	$	$	%	Days
Financial assets
Cash at bank / on hand	2018	2,394,754	—	2,394,754	1.74%	At call
	2017	2,468,730	—	2,468,730	1.75%	At call
Performance bond / deposits	2018	—	3,505	3,505	—	At call
	2017	—	3,376	3,376	—	At call

Totals	2018	2,394,754	3,505	2,398,259
	2017	2,468,730	3,376	2,472,106

Financial liabilities
Financial liabilities at fair value through profit or loss	2018	—	—	—	—	—
	2017	—	—	—	—	—

Totals	2018	—	—	—
	2017	—	—	—

Note   The Company holds the balance of its cash in non-interest bearing bank accounts.

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities, such as its hire purchase and credit card facilities.  The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and, wherever possible, matching the maturity profiles of financial assets and liabilities.  Due to the dynamic nature of the underlying businesses, Management aims to maintain flexibility in funding by keeping committed credit lines available.  Surplus funds are generally only invested in instruments that are tradeable in highly liquid markets. Refer note 2(a) for further information on the material uncertainty that may cast significant doubt on the Company’s ability to continue as a going concern.

A balanced view of cash inflows and outflows affecting the Group is summarized in the table below:

		< 6 months	6 to 12 months	1 to 5 years	> 5 years	Totals
Consolidated	Year	$	$	$	$	$
Financial assets
Cash at bank / on hand	2018	5,487,035	—	—	—	5,487,035
	2017	10,988,255	—	—	—	10,988,255
Trade and other receivables	2018	301,383	—	—	—	301,383
	2017	426,272	—	—	—	426,272
Performance bond and deposits	2018	3,505	—	—	—	3,505
	2017	3,376	—	—	—	3,376
Total financial assets	2018	5,791,923	—	—	—	5,791,923
	2017	11,417,903	—	—	—	11,417,903
Financial liabilities
Trade and other payables	2018	945,130	—	—	—	945,130
	2017	898,103	—	—	—	898,103
Total financial liabilities	2018	945,130	—	—	—	945,130
	2017	898,103	—	—	—	898,103

Net maturity	2018	4,846,793	—	—	—	4,846,793
	2017	10,519,800	—	—	—	10,519,800

The Group had access to the following undrawn borrowing facility as at June 30, 2018:

	Facility limit	Amount used	Amount available
Nature of facility	$	$	$

Credit card facility	183,770	(12,031)	171,739